CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss) for the year	$ (205,640)	$ 19,362	$ (15,007)
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	19,128	18,409	37,796
Depreciation of property, plant and equipment	198,788	211,121	193,206
Amortization of intangible assets	28,649	30,306	31,276
Amortization of rights of use assets	21,749	20,122	17,259
Impairment of Goodwill	243,964	1,299
Disposals of fixed assets and consumption of materials	4,834	4,011	1,917
(Earnings) from associates	(819)	(770)	(1,459)
Financial results and others	(48,800)	(93,272)	35,341
Income tax	(26,504)	64,900	24,260
Income tax paid	(10,128)	(4,422)	(5,583)
Net increase in assets	(51,859)	(36,156)	(54,591)
Net increase in liabilities	40,662	18,390	29,467
Total cash flows provided by operating activities	214,024	253,300	293,882
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment acquisitions	(117,255)	(143,341)	(153,739)
Intangible asset acquisitions	(5,220)	(4,948)	(6,093)
Payment for acquisition of subsidiary	(407)
Proceeds from dividends	615	456	236
Proceeds from the sale of property, plant and equipment and intangible assets	358	306	156
Investments not considered as cash and cash equivalents	(43,957)	(76,715)	(80,977)
Total cash flows used in investing activities	(165,866)	(224,242)	(240,417)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from financial debt	85,215	125,088	164,737
Payment of financial debt	(68,313)	(97,973)	(192,271)
Payment of interests and related expenses	(46,212)	(52,238)	(61,307)
Payments of leases liabilities	(15,260)	(12,849)	(15,381)
Transactions with non-controlling interests		(115)
Payment of cash dividends	(1,229)	(1,449)	(1,079)
Total cash flows used in financing activities	(45,799)	(39,536)	(105,301)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,359	(10,478)	(51,836)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	38,665	54,474	102,399
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	(972)	(5,331)	3,911
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 40,052	$ 38,665	$ 54,474